November 1, 2004
Supplement

SUPPLEMENT DATED NOVEMBER 1, 2004 TO THE STATEMENT OF ADDITIONAL INFORMATION OF

Active Assets California Tax-Free Trust, dated August 30, 2004
Active Assets Government Securities Trust, dated August 30, 2004
Active Assets Institutional Government Securities Trust, dated August 30, 2004
Active Assets Institutional Money Trust, dated August 30, 2004
Active Assets Money Trust, dated August 30, 2004
Active Assets Tax-Free Trust, dated August 30, 2004
Morgan Stanley Allocator Fund, dated April 30, 2004
Morgan Stanley American Opportunities Fund, dated March 18, 2004
Morgan Stanley Balanced Growth Fund, dated March 30, 2004
Morgan Stanley Balanced Income Fund, dated March 30, 2004
Morgan Stanley Biotechnology Fund, dated July 30, 2004
Morgan Stanley California Tax-Free Daily Income Trust, dated March 18, 2004
Morgan Stanley California Tax-Free Income Fund, dated February 27, 2004
Morgan Stanley Capital Opportunities Trust, dated February 27, 2004
Morgan Stanley Convertible Securities Trust, dated November 28, 2003
Morgan Stanley Dividend Growth Securities Inc., dated April 30, 2004
Morgan Stanley European Growth Fund Inc., dated December 30, 2003
Morgan Stanley Federal Securities Trust, dated December 30, 2003
Morgan Stanley Financial Services Trust, dated July 30, 2004
Morgan Stanley Flexible Income Trust, dated December 30, 2003
Morgan Stanley Fundamental Value Fund, dated November 28, 2003
Morgan Stanley Global Advantage Fund, dated July 30, 2004
Morgan Stanley Global Dividend Growth Securities, dated May 28, 2004
Morgan Stanley Global Utilities Fund, dated April 30, 2004
Morgan Stanley Growth Fund, dated May 28, 2004
Morgan Stanley Health Sciences Trust, dated September 30, 2004
Morgan Stanley Income Builder Fund, dated November 28, 2003
Morgan Stanley Information Fund, dated May 28, 2004
Morgan Stanley International Fund, dated December 30, 2003
Morgan Stanley International SmallCap Fund, dated July 30, 2004
Morgan Stanley Japan Fund, dated July 30, 2004
Morgan Stanley KLD Social Index Fund, dated February 27, 2004
Morgan Stanley Limited Duration Fund, dated June 30, 2004
Morgan Stanley Limited Duration U.S. Treasury Trust, dated July 30, 2004
Morgan Stanley Limited Term Municipal Trust, dated May 28, 2004
Morgan Stanley Nasdaq-100 Index Fund, dated February 27, 2004
Morgan Stanley Natural Resource Development Securities Inc., dated April 30, 2004
Morgan Stanley New York Municipal Money Market Trust, dated March 18, 2004
Morgan Stanley New York Tax-Free Income Fund, dated February 27, 2004
Morgan Stanley Pacific Growth Fund Inc., dated December 30, 2003
Morgan Stanley Real Estate Fund, dated February 27, 2004
Morgan Stanley Small-Mid Special Value Fund, dated June 30, 2004
Morgan Stanley Special Growth Fund, dated April 30, 2004
Morgan Stanley Special Value Fund, dated September 30, 2004
Morgan Stanley Strategist Fund, dated September 30, 2004
Morgan Stanley Tax-Exempt Securities Trust, dated February 27, 2004

Morgan Stanley Tax-Free Daily Income Trust, dated March 18, 2004
Morgan Stanley Total Return Trust, dated September 30, 2004
Morgan Stanley U.S. Government Money Market Trust, dated March 30, 2004
Morgan Stanley U.S. Government Securities Trust, dated April 30, 2004
Morgan Stanley Utilities Fund, dated March 18, 2004
Morgan Stanley Value Fund, dated November 28, 2003
(the "Funds")

Effective November 1, 2004, the Board of Trustees/Directors of the Funds approved amending and restating the existing investment management agreement for each Fund ("Current Investment Management Agreement") to remove the administration services component from the Current Investment Management Agreement. Morgan Stanley Investment Advisors Inc., the Funds' Investment Manager ("MSIA"), will continue to provide investment advisory services under amended and restated investment advisory agreement ("Investment Advisory Agreement"). The administration services previously provided to each Fund by MSIA will be provided by Morgan Stanley Services Company Inc. ("Administrator") pursuant to a separate administration agreement ("Administration Agreement") entered into by each Fund with the Administrator. Under the terms of the Administration Agreement, the Administrator will provide the same administration services previously provided by MSIA.

Although the entities providing administration services to the Funds have changed, the Morgan Stanley personnel performing such services will remain the same. Furthermore, the changes will not result in any increase in the amount of total combined fees paid by any Fund for investment advisory and administration services, or any decrease in the nature or quality of the investment advisory or administration services received by any Fund.

All references in the Statement of Additional Information to the "Investment Manager" are changed to "Investment Adviser."

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.